Related Party Balances and Transactions - Schedule of Due to Related Parties (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Zhongchuan Dadi (Beijing) Technology Co., LTD [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]		$ 218
Tingru Ou [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	334
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	$ 334	$ 218

[1]	The above balances represent unpaid loan and expenses to these related parties.